Equity Incentive Schemes and Stock Compensation Charges - Outstanding and Exercisable Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	$ 14.88
Maximum Range Exercise Price (USD per share)	231.68
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	14.88
Maximum Range Exercise Price (USD per share)	96.15
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	103.81
Maximum Range Exercise Price (USD per share)	124.00
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	125.74
Maximum Range Exercise Price (USD per share)	147.26
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range Exercise Price (USD per share)	159.33
Maximum Range Exercise Price (USD per share)	$ 231.68
Stock Option and Award Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	1,378,119
Weighted Average Remaining Contractual Life	4 years 8 months 8 days
Weighted average exercise price (USD per share)	$ 119.86	$ 110.38	$ 108.53	$ 87.80
Number of Shares (in shares)	1,047,803
Vested and exercisable at end of period (USD per share)	$ 102.29
Stock Option and Award Plans | Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	494,565
Weighted Average Remaining Contractual Life	2 years 8 months 12 days
Number of Shares (in shares)	494,565
Stock Option and Award Plans | Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	226,489
Weighted Average Remaining Contractual Life	5 years 6 months 29 days
Number of Shares (in shares)	203,605
Stock Option and Award Plans | Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	386,518
Weighted Average Remaining Contractual Life	5 years 7 months 24 days
Number of Shares (in shares)	303,054
Stock Option and Award Plans | Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares (in shares)	270,547
Weighted Average Remaining Contractual Life	6 years 2 months 26 days
Number of Shares (in shares)	46,579